Putnam Master Intermediate Income Trust
The fund's portfolio
12/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (60.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$33,823	$34,413
5.00%, with due dates from 5/20/49 to 3/20/50	130,080	129,769
4.50%, TBA, 1/1/53	5,000,000	4,851,607
4.00%, TBA, 1/1/53	4,000,000	3,786,688
3.50%, with due dates from 9/20/49 to 3/20/50	754,886	696,842
3.00%, TBA, 1/1/53	4,000,000	3,562,706

		13,062,025
U.S. Government Agency Mortgage Obligations (53.3%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	60,407	59,768
4.50%, 5/1/49	8,416	8,233
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/53	9,000,000	9,139,223
5.50%, TBA, 1/1/53	32,000,000	32,095,014
5.00%, TBA, 1/1/53	30,000,000	29,582,826
4.50%, TBA, 1/1/53	21,000,000	20,242,030
3.50%, TBA, 1/1/53	4,000,000	3,637,810

		94,764,904

Total U.S. government and agency mortgage obligations (cost $108,759,673)		$107,826,929

U.S. TREASURY OBLIGATIONS (0.9%)(a)
	Principal amount	Value
U.S. Treasury Notes
3.25%, 8/31/24(i)	$289,000	$286,275
1.50%, 2/15/30(i)	671,000	575,644
0.375%, 1/31/26(i)	171,000	152,417
1.625%, 5/15/31(i)	183,000	154,284
1.875%, 2/28/27(i)	143,000	132,013
1.75%, 3/15/25(i)	128,000	121,646
2.625%, 5/31/27(i)	118,000	111,501

Total U.S. treasury obligations (cost $1,533,780)		$1,533,780

MORTGAGE-BACKED SECURITIES (39.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.5%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4813, IO, 5.50%, 8/15/48	$1,116,907	$223,305
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	466,416	91,324
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,707,767	478,586
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,015,419	431,617
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,607,808	765,656
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,656,088	563,280
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	326,275	64,447
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	177,722	26,893
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,931,008	727,606
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	618,099	112,684
REMICs Ser. 4425, IO, 4.00%, 1/15/45	715,337	112,301
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	777,223	161,739
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	492,937	73,297
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	820,977	107,532
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	472,075	61,389
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	266,039	20,878
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	180,134	7,033
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,199,994	95,263
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	476,836	32,949
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	71,422	709
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.65%), 2.332%, 4/15/40	381,713	9,096
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.882%, 12/15/47	688,654	71,970
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.861%, 9/25/50	4,094,963	453,476
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.782%, 8/15/56	2,379,424	273,443
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.782%, 4/15/47	473,764	55,602
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 7/25/50	3,727,486	418,703
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 1/25/50	2,628,435	243,548
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.395%, 7/25/43(WAC)	798,868	7,989
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,070,577	189,282
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	841,112	158,248
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	37,874	6,305
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,314,992	213,634
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	112,161	17,372
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,973,986	731,800
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	141,897	27,690
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	225,969	15,195
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	1,304,588	230,874
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	398,601	53,421
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	300,108	38,291
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	221,828	26,221
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	196,214	7,250
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	27,447	59
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	7,110,924	922,705
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 2.011%, 4/25/40	307,565	32,819
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.861%, 3/25/48	1,615,023	149,874
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.811%, 6/25/48	2,721,399	293,018
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.761%, 5/25/47	3,380,052	304,745
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.761%, 10/25/41	53,713	382
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 12/25/46	1,397,033	104,803
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 5/25/39	4,292,556	341,366
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 3/25/50	2,316,859	237,478
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 8/25/49	1,487,281	114,640
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.611%, 11/25/49	2,981,051	314,885
REMICs Ser. 13-107, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 1.561%, 2/25/43	963,418	101,527
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 1.511%, 10/25/41	688,953	58,858
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	375,224	72,947
Ser. 16-42, IO, 5.00%, 2/20/46	928,002	176,431
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,407,366	214,891
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,631,888	332,644
Ser. 14-76, IO, 5.00%, 5/20/44	378,680	75,903
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	276,211	58,785
Ser. 12-146, IO, 5.00%, 12/20/42	246,829	48,719
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	360,694	74,824
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	261,862	53,305
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,156,001	242,044
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	595,024	123,819
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,194,598	237,821
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	203,396	40,155
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,066,173	203,050
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	403,227	76,597
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	499,512	92,228
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	64,570	3,571
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	444,644	87,669
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	462,034	80,266
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	815,440	147,415
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	420,983	79,944
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	488,026	86,952
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	311,015	55,376
Ser. 16-29, IO, 4.00%, 2/16/46	423,644	72,045
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,152,045	189,189
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	884,407	160,152
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	744,049	123,859
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	678,857	82,393
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	1,901,783	286,637
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	509,233	22,028
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	249,932	41,837
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	566,574	37,786
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	218,351	34,152
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	204,200	35,007
Ser. 21-156, IO, 3.50%, 7/20/51	4,434,179	759,221
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,643,486	480,941
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	32,931	1,099
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	422,917	50,686
Ser. 13-28, IO, 3.50%, 2/20/43	147,305	18,004
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	231,066	25,688
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	364,376	41,874
Ser. 13-14, IO, 3.50%, 12/20/42	908,740	96,272
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	955,839	157,259
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	940,740	148,773
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	457,591	74,851
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	583,314	42,693
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,758,293	547,283
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	2,989,503	466,170
Ser. 18-H02, Class EI, IO, 2.678%, 1/20/68(WAC)	3,673,989	186,788
Ser. 17-H02, Class BI, IO, 2.674%, 1/20/67(WAC)	1,760,480	54,054
Ser. 17-H06, Class BI, IO, 2.474%, 2/20/67(WAC)	2,592,874	91,862
Ser. 18-H05, Class BI, IO, 2.473%, 2/20/68(WAC)	2,637,839	139,124
Ser. 18-H03, Class XI, IO, 2.281%, 2/20/68(WAC)	2,833,747	140,446
Ser. 18-H05, Class AI, IO, 2.101%, 2/20/68(WAC)	1,364,193	75,115
Ser. 17-H08, Class NI, IO, 2.097%, 3/20/67(WAC)	3,384,608	139,872
Ser. 17-H19, Class MI, IO, 2.067%, 4/20/67(WAC)	1,180,860	67,663
Ser. 16-H03, Class DI, IO, 2.037%, 12/20/65(WAC)	2,692,600	123,042
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.947%, 6/20/51	3,625,412	422,578
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.947%, 5/20/51	3,377,040	403,135
IFB Ser. 21-59, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.947%, 4/20/51	2,341,928	241,458
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.947%, 9/20/50	3,187,917	407,110
FRB Ser. 21-116, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.874%, 11/20/47	3,334,273	457,383
IFB Ser. 14-60, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.18%), 1.827%, 4/20/44	1,804,824	182,529
Ser. 15-H25, Class EI, IO, 1.826%, 10/20/65(WAC)	1,895,150	86,229
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.797%, 7/20/50	2,094,813	272,146
IFB Ser. 19-5, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.797%, 1/20/49	1,731,882	158,390
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.797%, 9/20/43	192,691	17,681
Ser. 15-H20, Class AI, IO, 1.766%, 8/20/65(WAC)	2,540,792	108,492
Ser. 17-H09, IO, 1.762%, 4/20/67(WAC)	3,337,487	99,377
IFB Ser. 20-63, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 5/20/50	2,258,112	230,932
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 4/20/50	2,923,530	332,745
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 8/20/49	2,250,610	218,827
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 7/20/49	2,039,867	186,933
IFB Ser. 19-89, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 7/20/49	2,767,359	238,877
FRB Ser. 15-H08, Class CI, IO, 1.74%, 3/20/65(WAC)	1,425,660	59,022
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 2/20/50	193,802	13,534
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 1/20/50	1,686,436	162,466
IFB Ser. 19-152, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 12/20/49	1,438,735	130,458
IFB Ser. 19-110, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 9/20/49	2,216,440	222,908
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 8/20/49	96,485	8,332
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 6/20/49	102,756	7,497
Ser. 15-H23, Class BI, IO, 1.696%, 9/20/65(WAC)	2,517,668	97,434
IFB Ser. 20-63, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.647%, 8/20/43	2,424,308	220,345
Ser. 16-H16, Class EI, IO, 1.64%, 6/20/66(WAC)	2,669,800	113,467
Ser. 16-H24, Class CI, IO, 1.63%, 10/20/66(WAC)	1,761,847	75,583
Ser. 16-H14, IO, 1.613%, 6/20/66(WAC)	2,290,871	81,241
Ser. 17-H11, Class DI, IO, 1.591%, 5/20/67(WAC)	2,255,370	115,222
Ser. 13-H08, Class CI, IO, 1.534%, 2/20/63(WAC)	1,525,641	47,600
Ser. 14-H21, Class BI, IO, 1.47%, 10/20/64(WAC)	3,486,207	119,577
Ser. 17-H12, Class QI, IO, 1.437%, 5/20/67(WAC)	2,127,043	79,613
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 1.247%, 8/20/44	833,142	65,683
Ser. 16-H22, Class AI, IO, 1.102%, 10/20/66(WAC)	2,421,021	84,346
Ser. 16-H23, Class NI, IO, 1.057%, 10/20/66(WAC)	6,607,521	218,048
Ser. 15-H20, Class CI, IO, 0.799%, 8/20/65(WAC)	2,888,370	152,217
Ser. 17-H16, Class FI, IO, 0.746%, 8/20/67(WAC)	1,927,054	74,227
Ser. 16-H17, Class KI, IO, 0.689%, 7/20/66(WAC)	1,562,840	63,081
Ser. 15-H24, Class AI, IO, 0.623%, 9/20/65(WAC)	2,225,162	63,519
Ser. 15-H15, Class BI, IO, 0.573%, 6/20/65(WAC)	1,638,839	60,965
Ser. 17-H16, Class JI, IO, 0.492%, 8/20/67(WAC)	5,696,159	306,891
Ser. 16-H06, Class DI, IO, 0.362%, 7/20/65(WAC)	3,496,569	72,236
Ser. 18-H15, Class KI, IO, 0.291%, 8/20/68(WAC)	2,251,656	102,755
Ser. 17-H16, Class IG, IO, 0.118%, 7/20/67(WAC)	5,253,755	150,812
Ser. 16-H18, Class QI, IO, 0.078%, 6/20/66(WAC)	1,804,876	84,046
Ser. 16-H09, Class BI, IO, 0.067%, 4/20/66(WAC)	3,194,087	151,400
Ser. 15-H10, Class BI, IO, 0.03%, 4/20/65(WAC)	1,775,252	68,525
Ser. 16-H03, Class AI, IO, 0.021%, 1/20/66(WAC)	2,119,435	69,235
Ser. 16-H02, Class HI, IO, 0.017%, 1/20/66(WAC)	3,046,599	75,556
Ser. 16-H06, Class CI, IO, 0.001%, 2/20/66(WAC)	3,219,039	56,620
Ser. 16-H10, Class AI, IO, zero %, 4/20/66(WAC)	5,965,514	114,228

		25,717,789
Commercial mortgage-backed securities (12.9%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	359,000	242,147
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	11,854	11,439
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.036%, 4/10/51(WAC)	414,000	276,913
Ser. 19-B13, Class D, 2.50%, 8/15/57	320,000	224,000
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	590,000	388,976
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	591,000	416,728
Ser. 19-CD8, Class D, 3.00%, 8/15/57	277,000	179,302
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	1,025,000	1,020,798
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	409,000	342,853
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	350,000	343,732
Citigroup Commercial Mortgage Trust 144A Ser. 15-P1, Class D, 3.225%, 9/15/48	671,000	549,156
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 4.917%, 4/10/47(WAC)	441,000	399,134
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.845%, 5/10/47(WAC)	758,000	519,048
FRB Ser. 14-UBS3, Class D, 4.766%, 6/10/47(WAC)	144,000	129,235
FRB Ser. 13-CR7, Class D, 4.366%, 3/10/46(WAC)	233,000	209,118
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	130,144
FRB Ser. 15-LC19, Class E, 4.215%, 2/10/48(WAC)	385,000	319,272
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 7.479%, 9/9/24	252,000	251,213
CSAIL Commercial Mortgage Trust FRB Ser. 20-C19, Class C, 3.614%, 3/15/53(WAC)	256,000	191,363
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.758%, 4/15/50(WAC)	527,000	353,441
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 7.928%, 11/25/51	701,000	615,249
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.339%, 2/10/46(WAC)	638,000	634,772
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	294,000	269,153
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	1,285,000	837,728
FRB Ser. 13-GC13, Class D, 4.078%, 7/10/46(WAC)	531,000	243,903
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.735%, 2/15/47(WAC)	963,000	672,065
FRB Ser. 14-C19, Class C19, 4.647%, 4/15/47(WAC)	266,000	242,657
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	515,000	280,206
FRB Ser. 14-C18, Class E, 4.235%, 2/15/47(WAC)	407,000	226,377
FRB Ser. 14-C23, Class D, 3.982%, 9/15/47(WAC)	505,000	429,313
FRB Ser. 14-C25, Class D, 3.936%, 11/15/47(WAC)	200,000	135,496
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	165,383
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	474,352
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.384%, 9/15/50(WAC)	268,000	215,485
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.231%, 4/15/46(WAC)	581,000	418,935
Ser. 13-LC11, Class B, 3.499%, 4/15/46	221,000	187,585
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.525%, 2/15/46(WAC)	410,000	73,083
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	263,000	202,273
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	841,000	520,074
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	462,989	61
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	13,487	—
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	330,000	314,015
FRB Ser. 15-C25, Class C, 4.526%, 10/15/48(WAC)	253,000	228,520
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48(WAC)	237,000	212,595
Ser. 14-C19, Class C, 4.00%, 12/15/47	211,000	190,020
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.398%, 8/15/46(WAC)	900,000	62,768
FRB Ser. 13-C11, Class F, 4.398%, 8/15/46(WAC)	496,000	4,960
FRB Ser. 15-C23, Class D, 4.142%, 7/15/50(WAC)	690,000	583,094
FRB Ser. 13-C9, Class D, 4.102%, 5/15/46(WAC)	676,000	593,853
FRB Ser. 13-C10, Class D, 4.07%, 7/15/46(WAC)	485,000	319,887
FRB Ser. 13-C10, Class E, 4.07%, 7/15/46(WAC)	1,006,000	344,454
FRB Ser. 13-C10, Class F, 4.07%, 7/15/46(WAC)	975,000	205,018
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	318,686
Ser. 14-C19, Class D, 3.25%, 12/15/47	602,000	519,943
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	168,221	154,987
FRB Ser. 18-H3, Class C, 4.863%, 7/15/51(WAC)	284,000	247,898
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	184,652	170,803
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.139%, 3/25/50	701,000	647,404
FRB Ser. 19-01, Class M10, 7.639%, 10/25/49	567,863	533,158
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.79%, 6/25/37	445,749	442,810
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 7.575%, 1/19/37	504,000	487,620
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	558,952	6
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.391%, 8/15/50(WAC)	319,000	256,029
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	622,000	6
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.982%, 1/15/59(WAC)	455,000	378,198
FRB Ser. 15-SG1, Class B, 4.453%, 9/15/48(WAC)	225,000	196,924
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48(WAC)	339,000	287,573
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	244,000	204,567
FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46(WAC)	188,000	75,902
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	142,650
Ser. 16-C33, Class D, 3.123%, 3/15/59	745,000	585,866
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	250,000	215,730
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.024%, 3/15/46(WAC)	226,000	216,506
FRB Ser. 13-UBS1, Class E, 5.024%, 3/15/46(WAC)	303,000	287,317
Ser. 13-C12, Class E, 3.50%, 3/15/48	196,000	187,670

		22,959,599
Residential mortgage-backed securities (non-agency) (11.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 4.579%, 5/25/47	380,457	207,378
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 3.991%, 11/27/36(WAC)	538,924	350,301
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (ICE LIBOR USD 1 Month + 0.50%), 4.889%, 1/25/36	53,395	68,275
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 4.569%, 11/25/47	187,198	153,073
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 4.739%, 3/25/37	736,571	604,854
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	1,000,000	885,445
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (ICE LIBOR USD 1 Month + 0.70%), 5.089%, 9/25/35	266,823	226,335
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.013%, 11/20/35	279,602	244,260
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 4.769%, 8/25/46	239,693	201,851
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 4.769%, 8/25/46	1,595,140	1,259,839
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 3.548%, 9/25/35	216,838	190,140
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 3.008%, 8/25/46	82,360	71,515
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 2.988%, 6/25/46	224,352	183,158
FRB Ser. 06-OA7, Class 1A1, 2.746%, 6/25/46(WAC)	245,879	220,480
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 14.889%, 5/25/28	266,288	276,401
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 14.389%, 7/25/28	886,784	927,409
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 13.739%, 4/25/28	569,651	584,813
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (ICE LIBOR USD 1 Month + 9.20%), 13.589%, 10/25/27	394,996	409,447
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 13.189%, 3/25/28	384,861	385,050
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 11.939%, 12/25/27	647,588	646,739
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.25%), 15.639%, 4/25/49	106,000	111,529
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 15.428%, 10/25/50	176,000	193,600
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 15.389%, 10/25/48	649,000	701,390
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 15.139%, 1/25/49	141,000	152,828
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 14.889%, 3/25/49	118,000	126,403
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.389%, 8/25/50	609,000	661,526
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.389%, 7/25/50	430,000	465,475
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 12.139%, 9/25/48	174,000	172,488
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 10.139%, 7/25/50	172,048	177,178
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 8.639%, 10/25/48	380,000	388,933
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 8.289%, 9/25/48	190,000	193,529
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 8.089%, 12/25/30	260,000	260,346
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 7.489%, 3/25/50	152,601	154,160
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	261,861
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	541,026
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (ICE LIBOR USD 1 Month + 12.75%), 17.139%, 10/25/28	89,473	96,986
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 16.639%, 9/25/28	1,109,479	1,224,023
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.139%, 10/25/28	565,593	613,131
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.139%, 8/25/28	366,243	396,151
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 15.139%, 1/25/29	119,531	124,796
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 13.639%, 4/25/29	19,823	19,923
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 9.889%, 9/25/29	285,000	309,102
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 9.239%, 10/25/29	1,170,000	1,232,631
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 8.889%, 12/25/30	283,000	293,873
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 8.839%, 5/25/30	82,000	84,391
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 8.839%, 2/25/30	60,000	61,538
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.389%, 5/25/25	4,650	4,781
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 7.989%, 1/25/30	182,000	184,116
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 8.489%, 9/25/31	556,000	564,734
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.428%, 1/25/42	180,000	170,100
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 8.039%, 2/25/40	504,000	497,768
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 6.839%, 7/25/31	6,751	6,734
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 4.749%, 5/25/36	478,393	119,454
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 4.699%, 5/25/37	201,499	144,622
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 4.859%, 5/19/35	244,204	82,245
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 8.078%, 1/25/34 (Bermuda)	150,000	125,889
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 4.789%, 6/25/37	424,589	178,096
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 2/25/26(WAC)	133,000	126,350
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.702%, 2/26/37	206,717	176,256
MortgageIT Trust FRB Ser. 05-3, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 5.184%, 8/25/35	39,200	36,103
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 2.70%), 7.089%, 3/25/28 (Bermuda)	759,497	757,104
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (ICE LIBOR USD 1 Month + 0.43%), 4.819%, 5/25/46	205,649	175,830
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 4.809%, 8/25/36	176,498	142,964
FRB Ser. 06-AR7, Class A1BG, (ICE LIBOR USD 1 Month + 0.12%), 4.509%, 8/25/36	146,826	124,684
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	216,000	184,420
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 5.369%, 10/25/45	98,772	89,711

		21,007,541

Total mortgage-backed securities (cost $80,823,585)		$69,684,929

CORPORATE BONDS AND NOTES (18.2%)(a)
		Principal amount	Value
Basic materials (1.6%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		$20,000	$19,551
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		38,000	35,495
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		92,000	87,651
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		305,000	265,465
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		30,000	28,177
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		75,000	60,805
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		90,000	87,448
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		40,000	39,453
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		60,000	55,884
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		60,000	56,002
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		740,000	597,550
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	120,000	70,120
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$160,000	138,215
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		115,000	95,003
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		35,000	34,299
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		18,000	17,502
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		121,000	114,610
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		90,000	75,241
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		115,000	93,885
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		80,000	70,925
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		311,000	278,815
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		205,000	194,750
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		85,000	70,656
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		129,000	127,065
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		65,000	57,598

			2,772,165
Capital goods (2.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		160,000	131,600
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		234,000	216,997
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		115,000	109,096
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		35,000	29,838
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		100,000	100,529
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		72,000	72,166
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	154,427
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		115,000	109,975
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		230,000	178,802
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		273,000	232,050
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		125,000	108,088
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		320,000	276,000
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		25,000	23,693
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		352,000	302,959
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		86,000	83,674
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		403,000	378,437
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		120,000	104,670
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	70,342
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		180,000	177,514
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		344,000	292,400
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		188,000	166,023
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		115,000	116,492
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		136,000	137,702

			3,573,474
Communication services (1.4%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		820,000	741,501
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		89,000	79,625
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		130,000	120,800
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		28,000	22,348
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		35,000	29,482
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		590,000	547,856
Lumen Technologies, Inc. 144A sr. unsec. unsub. notes 4.50%, 1/15/29		250,000	172,553
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		125,000	131,538
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		433,000	439,056
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		80,000	66,106
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		19,000	19,182
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	123,589

			2,493,636
Consumer cyclicals (2.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		$70,000	59,532
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		328,000	323,802
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		15,000	15,978
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		55,000	51,612
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		75,000	59,844
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		55,000	51,226
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		285,000	278,988
Carnival Corp. 144A notes 10.50%, 2/1/26		43,000	43,205
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		25,000	25,245
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		144,000	16,920
Ford Motor Co. sr. unsec. unsub. bonds 7.45%, 7/16/31		100,000	102,211
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	192,268
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		200,000	164,168
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		135,000	116,366
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		20,000	17,574
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		125,000	121,066
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		191,000	173,086
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		31,000	28,996
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		65,000	48,924
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	90,791
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$57,000	45,240
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		45,000	41,607
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		60,000	48,536
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		170,000	166,753
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		90,000	79,049
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		25,000	22,985
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		95,000	79,835
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		688,000	648,440
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		9,000	8,190
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		90,000	78,065
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		55,000	47,475
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		20,000	20,552
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		202,000	201,218
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		168,000	136,080
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		100,000	94,479
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		241,000	188,021
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		125,000	108,788
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		55,000	47,598
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		45,000	33,863
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		460,000	424,457
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	8,999
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		115,000	99,979
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		19,000	18,158
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		50,000	39,250
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		70,000	63,173
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		122,000	104,570

			4,837,162
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		100,000	89,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		35,000	31,236
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		141,000	130,971
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		266,000	223,171
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		18,000	15,330
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		110,000	105,600
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		85,000	80,538
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		85,000	75,072
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		33,000	30,360
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		35,000	26,840
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		25,000	20,409
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		60,000	53,488
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 5.625%, 2/15/29		200,000	186,000
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	115,870
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		246,000	249,328
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		60,000	58,200
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		66,000	64,185
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		105,000	98,784
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		55,000	46,118
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		55,000	50,463

			1,751,463
Energy (5.2%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		65,000	65,797
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		306,000	275,419
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		244,000	223,260
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		403,000	379,722
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		570,000	512,556
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		90,000	76,622
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		10,000	7,947
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		80,000	68,776
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		117,000	107,202
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		102,000	94,948
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		56,000	55,550
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		283,000	258,659
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		511,000	489,293
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		51,000	48,577
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	9,388
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		102,000	94,319
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		30,000	25,648
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		357,000	347,748
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		195,000	177,549
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		195,000	182,868
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		70,097	70,972
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		485,000	469,817
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		380,000	392,684
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		550,000	555,054
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		23,000	22,917
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		195,000	207,555
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		142,000	127,270
Permian Resources Operating LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		240,000	218,468
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		293,000	278,555
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	406,489
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		816,000	617,588
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		1,034,000	811,945
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		231,000	223,493
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		183,000	167,436
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		51,000	49,124
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		134,000	130,094
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		17,000	16,299
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		155,000	148,799
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		179,000	152,972
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		337,000	307,350
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		230,000	213,224
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		31,920	31,282
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		77,000	74,930
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		35,000	33,233

			9,229,398
Financials (1.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		105,000	96,490
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		30,000	26,869
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	105,000	101,131
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		$100,000	95,270
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		135,000	121,429
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		53,000	48,760
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		35,000	33,576
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		70,000	61,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		25,000	22,890
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		64,000	54,122
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		190,000	189,512
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		72,000	71,459
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		122,000	119,551
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		930,000	845,779
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		172,000	138,866
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		25,000	23,489
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		115,000	96,603
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		130,000	101,075
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		93,000	75,833
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		60,000	57,053
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		161,000	131,682
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		110,000	99,135
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		41,000	39,070

			2,651,594
Health care (1.2%)
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28		21,000	16,377
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30		4,000	2,375
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		55,000	45,086
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		157,000	143,472
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		60,000	52,050
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		55,000	48,400
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		265,000	252,150
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		245,000	242,275
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		55,000	47,436
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	178,230
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	110,000	89,666
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		$60,000	47,838
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		155,000	145,316
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		40,000	32,516
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		40,000	33,689
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		99,000	96,550
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		135,000	125,582
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		127,000	120,097
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		55,000	47,647
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		85,000	80,988
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	195,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		200,000	178,109

			2,220,849
Technology (0.8%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		194,000	151,728
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		245,000	206,722
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		373,000	323,620
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		202,000	170,141
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		107,000	91,485
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		65,000	51,568
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		320,000	259,968
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		216,000	181,523

			1,436,755
Transportation (0.1%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		170,000	159,795
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		45,000	39,181
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		45,000	41,712

			240,688
Utilities and power (0.7%)
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		29,000	25,946
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		42,000	36,918
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		29,000	27,623
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		170,000	151,636
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		8,000	7,932
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		170,000	163,733
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		215,000	161,476
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		142,000	125,349
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		56,000	51,324
ReNew Wind Energy AP2/ReNew Power Pvt, Ltd. other 9 Subsidiaries company guaranty sr. notes Ser. REGS, 4.50%, 7/14/28 (India)		200,000	168,232
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		50,000	45,042
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		168,000	161,854
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		75,000	69,607

			1,196,672

Total corporate bonds and notes (cost $35,755,616)			$32,403,856

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.9%)(a)
		Principal amount	Value
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Cote d'lvoire)	EUR	1,345,000	$1,208,400
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		$1,300,000	1,254,500
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		340,000	302,707
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		325,000	269,774
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		336,000	339,051
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	173,235
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	277,826
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		380,000	376,645
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		260,000	221,343
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	718,599
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		360,000	255,143
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,130,000	918,106
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		1,510,000	605,888
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		1,000,000	375,000
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		379,000	339,212
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		1,220,000	1,195,555
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	354,603
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	637,814
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		560,000	556,692
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		270,000	232,202
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		530,000	437,250
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		1,670,000	1,146,830
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		1,250,000	1,000,336
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		910,000	895,440

Total foreign government and agency bonds and notes (cost $16,371,683)			$14,092,151

CONVERTIBLE BONDS AND NOTES (3.8%)(a)
	Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	$48,000	$47,568
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	83,000	71,256
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	42,000	49,371

		168,195
Communication services (0.2%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	173,000	108,385
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	38,000	46,797
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	79,000	78,783
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	188,000	171,362

		405,327
Consumer cyclicals (0.6%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	63,000	51,150
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	97,000	73,114
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	43,000	34,809
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	82,000	109,216
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	51,000	58,650
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	82,000	50,717
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	98,000	85,351
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	137,000	129,260
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	95,000	68,115
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	37,000	50,767
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	37,000	37,315
NCL Corp., Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27	82,000	58,835
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	99,000	124,344
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	75,000	74,297
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	123,000	114,083
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	36,000	37,755

		1,157,778
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	142,000	116,866
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	65,000	49,140
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	67,000	54,898
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	78,000	61,183
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	180,000	153,684
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	49,000	43,143
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	73,000	48,043
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	93,000	78,330
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	72,000	53,990
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	87,000	56,246
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	45,000	42,795

		758,318
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	92,000	107,585
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	27,000	62,964
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	53,000	65,800
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	96,000	92,280

		328,629
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	58,000	56,876
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	79,000	54,076

		110,952
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	65,000	69,846
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	38,000	34,618
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	86,000	93,525
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	140,000	109,732
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	46,000	28,607
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	150,000	145,219
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	69,000	97,428
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	50,000	54,531
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	114,000	112,219
Lantheus Holdings, Inc. 144A cv. company guaranty sr. unsec. unsub. notes 2.625%, 12/15/27	54,000	54,373
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	42,000	66,213
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	95,000	85,559
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	70,000	53,774

		1,005,644
Technology (1.3%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	57,000	38,874
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	170,000	163,710
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	74,000	77,700
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	91,000	74,074
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	89,000	70,355
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26	46,000	39,186
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	63,000	82,625
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	69,000	60,479
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	53,000	56,083
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	61,000	66,566
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	58,000	43,355
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	69,000	58,567
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	47,000	43,052
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	75,000	69,413
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	57,000	68,400
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	138,000	118,335
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	46,000	53,935
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	119,000	99,960
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	56,000	74,200
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	51,000	75,302
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	61,695
Perficient, Inc. cv. sr. unsec. notes 0.125%, 11/15/26	34,000	26,265
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27	63,000	49,203
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	90,000	77,288
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	59,000	73,715
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	98,000	68,453
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	147,000	124,039
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	68,000	54,740
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	43,000	39,947
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	81,000	60,629
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	49,000	49,196
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	66,000	59,433
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	71,000	70,787
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	43,000	45,150

		2,294,711
Transportation (0.2%)
American Airlines Group, Inc. company guaranty cv. notes 6.50%, 7/1/25	73,000	76,942
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	74,000	53,952
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	116,000	139,316

		270,210
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	106,000	105,364
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	90,000	88,965

		194,329

Total convertible bonds and notes (cost $7,735,091)		$6,694,093

SENIOR LOANS (2.2%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 4/1/28	$73,875	$72,974
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.993%, 4/20/28	55,000	54,699
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.073%, 10/19/27	211,027	203,717
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 7.634%, 7/31/27	29,549	25,800
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.506%, 12/7/29	240,000	240,000
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.496%, 6/21/24	382,455	341,341
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.37%, 4/3/24	156,496	152,606
Cengage Learning, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.75%), 7.814%, 6/29/26	172,813	155,046
Chart Industries, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.033%, 12/8/29	472,000	466,397
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.915%, 8/21/26	229,200	208,326
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 8.48%, 5/27/28	93,575	93,016
Diamond Sports Group, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.567%, 8/24/26	96,772	11,613
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.384%, 7/22/27	256,302	248,987
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 5.87%, 2/4/27	59,006	56,563
Envision Healthcare Corp. bank term loan FRN (US SOFR + 4.25%), 8.83%, 3/31/27	27,954	9,504
Envision Healthcare Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.33%, 3/31/27	68,443	17,111
Forest City Enterprises LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.884%, 12/7/25	85,714	82,312
GFL Environmental, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.00%), 7.415%, 5/31/25	193,336	193,282
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 8.422%, 10/2/25	72,702	50,665
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.384%, 12/1/27	176,850	169,445
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 5/1/26	71,328	65,555
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 9.875%, 4/22/27	66,481	54,293
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.13%, 1/29/28	54,723	53,440
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 10.985%, 8/31/29	55,000	52,617
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 12.75%, 2/28/26	74,000	38,110
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 7.57%, 5/3/26	255,596	246,331
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 12/17/26	121,398	113,399
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.18%, 3/30/29	130,000	115,863
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.108%, 4/21/28	112,988	111,356
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.358%, 4/24/28	204,482	168,902
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 8.73%, 7/24/24	33,993	30,480

Total senior loans (cost $4,188,675)		$3,903,750

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$215,995	$213,295
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 7.639%, 11/25/55	585,000	530,174
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 6.389%, 11/25/55	425,000	385,390

Total asset-backed securities (cost $1,166,154)		$1,128,859

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Call)	Feb-23/$99.01	$39,468,750	$40,000,000	$281,360

Total purchased options outstanding (cost $275,000)				$281,360

COMMON STOCKS (0.0%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	$11,293

Total common stocks (cost $10,349)		$11,293

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(F)	3/1/23	$0.01	33	$—

Total warrants (cost $2)				$—

SHORT-TERM INVESTMENTS (27.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	20,068,209	$20,068,209
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(P)	Shares	2,978,000	2,978,000
Interest in $498,700,000 joint tri-party repurchase agreement dated 12/30/2022 with Royal Bank of Canada due 1/3/2023 - maturity value of $11,450,468 for an effective yield of 4.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 0.250% to 6.000% and due dates ranging from 7/31/2025 to 9/1/2052, valued at $508,917,110)		$11,445,000	11,445,000
Australia & New Zealand Banking Group, Ltd. commercial paper 4.444%, 2/21/23 (Australia)		1,000,000	993,565
Mitsubishi UFJ Trust & Banking Corp./NY commercial paper 4.469%, 2/6/23		750,000	746,569
Mizuho Bank, Ltd./New York, NY commercial paper 4.374%, 2/6/23		1,000,000	995,435
NRW.Bank commercial paper 4.444%, 2/21/23 (Germany)		1,000,000	993,535
Societe Generale SA commercial paper 4.246%, 1/31/23 (France)		1,000,000	996,171
Sumitomo Mitsui Trust Bank, Ltd./Singapore commercial paper 4.431%, 2/2/23 (Singapore)		1,000,000	995,918
Toronto-Dominion Bank (The) commercial paper 4.334%, 1/27/23 (Canada)		1,000,000	996,652
U.S. Treasury Bills 3.693%, 1/24/23(SEG)(SEGSF)(SEGCCS)(SEGTBA)		4,500,000	4,489,918
U.S. Treasury Bills 3.818%, 1/17/23(SEG)(SEGSF)(SEGCCS)		700,000	698,999
U.S. Treasury Bills 3.652%, 1/12/23(SEGSF)(SEGCCS)		1,100,000	1,099,045
U.S. Treasury Bills 4.001%, 1/10/23(SEGSF)		600,000	599,578
U.S. Treasury Bills zero%, 2/23/23(i)		182,000	180,926

Total short-term investments (cost $48,278,012)			$48,277,520
TOTAL INVESTMENTS

Total investments (cost $304,897,620)			$285,838,520

	FORWARD CURRENCY CONTRACTS at 12/31/22 (aggregate face value $14,939,501) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/18/23	$7,902	$7,258	$644
		Canadian Dollar	Sell	1/18/23	6,795	6,918	123
		New Zealand Dollar	Sell	1/18/23	5,334	4,767	(567)
		Swedish Krona	Sell	3/15/23	1,135	1,136	1
	Barclays Bank PLC
		Canadian Dollar	Sell	1/18/23	61,083	60,569	(514)
		Swiss Franc	Buy	3/15/23	87,398	85,649	1,749
	Citibank, N.A.
		Australian Dollar	Sell	1/18/23	9,537	9,073	(464)
		British Pound	Sell	3/15/23	375,184	378,653	3,469
		Norwegian Krone	Sell	3/15/23	6,552	6,452	(100)
		Swedish Krona	Sell	3/15/23	3,868	3,870	2
	Goldman Sachs International
		Swedish Krona	Sell	3/15/23	196,337	196,891	554
		Swiss Franc	Buy	3/15/23	1,080,817	1,059,185	21,632
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/18/23	72,075	68,967	(3,108)
		British Pound	Sell	3/15/23	205,031	206,933	1,902
		Canadian Dollar	Sell	1/18/23	32,425	32,327	(98)
		New Zealand Dollar	Sell	1/18/23	11,049	9,874	(1,175)
		Norwegian Krone	Buy	3/15/23	23,701	24,181	(480)
		Swedish Krona	Sell	3/15/23	92,915	95,186	2,271
		Swiss Franc	Sell	3/15/23	30,404	30,130	(274)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/18/23	144,619	143,663	(956)
		Euro	Sell	3/15/23	6,884	6,763	(121)
		Norwegian Krone	Sell	3/15/23	11,692	11,427	(265)
		Swiss Franc	Buy	3/15/23	10,353	10,148	205
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/18/23	134,271	125,317	8,954
		Canadian Dollar	Buy	1/18/23	89,002	86,175	2,827
		Euro	Sell	3/15/23	831,104	816,624	(14,480)
		Japanese Yen	Buy	2/15/23	690,296	668,749	21,547
		New Zealand Dollar	Sell	1/18/23	1,294,860	1,157,609	(137,251)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/18/23	1,231,128	1,174,192	(56,936)
		British Pound	Sell	3/15/23	123,770	125,997	2,227
		Canadian Dollar	Sell	1/18/23	1,344,263	1,333,483	(10,780)
		Euro	Sell	3/15/23	3,271,173	3,212,169	(59,004)
		New Zealand Dollar	Buy	1/18/23	46,039	42,745	3,294
		Norwegian Krone	Sell	3/15/23	419,130	412,572	(6,558)
		Swedish Krona	Sell	3/15/23	676,221	676,267	46
		Swiss Franc	Buy	3/15/23	89,687	90,078	(391)
	Toronto-Dominion Bank
		British Pound	Sell	3/15/23	32,214	32,517	303
		Canadian Dollar	Sell	1/18/23	1,198,683	1,188,926	(9,757)
		Japanese Yen	Buy	2/15/23	4,689	4,217	472
		Norwegian Krone	Sell	3/15/23	221,810	218,395	(3,415)
	UBS AG
		British Pound	Buy	3/15/23	484	488	(4)
		Canadian Dollar	Sell	1/18/23	26,664	26,442	(222)
		Euro	Buy	3/15/23	538	535	3
		Japanese Yen	Buy	2/15/23	892,640	802,872	89,768
		New Zealand Dollar	Sell	1/18/23	28,195	27,199	(996)
		Swedish Krona	Sell	3/15/23	5,734	5,739	5
	WestPac Banking Corp.
		Australian Dollar	Sell	1/18/23	161,453	153,599	(7,854)
		Euro	Sell	3/15/23	10,003	9,979	(24)
		Japanese Yen	Sell	2/15/23	26,666	24,239	(2,427)
		New Zealand Dollar	Sell	1/18/23	64,264	57,424	(6,840)
		Swiss Franc	Sell	3/15/23	4,904	4,933	29

	Unrealized appreciation						162,027

	Unrealized (depreciation)						(325,061)

	Total						$(163,034)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	35	$7,177,734	$7,177,734	Mar-23	$(7,766)
U.S. Treasury Note 5 yr (Long)	123	13,275,352	13,275,352	Mar-23	(30,512)
U.S. Treasury Note Ultra 10 yr (Long)	72	8,516,250	8,516,250	Mar-23	(60,021)

Unrealized appreciation					—

Unrealized (depreciation)					(98,299)

Total					$(98,299)

WRITTEN OPTIONS OUTSTANDING at 12/31/22 (premiums $275,000) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Put)	Feb-23/$99.01	$39,468,750	$40,000,000	$446,240

Total				$446,240

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$42,445,300	$(488,121)	$1,087,449
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		42,445,300	(488,121)	(299,664)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		29,258,100	401,567	321,254
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		14,629,100	(706,586)	(540,253)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		7,314,500	114,106	91,943
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		6,717,000	(435,597)	605
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		6,717,000	(435,597)	(269)
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		6,660,800	(865,904)	579,689
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		6,660,800	(865,904)	(443,809)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		6,426,700	(949,866)	146,336
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		6,426,700	(949,866)	(217,030)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		5,245,600	(778,972)	159,414
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		5,245,600	(778,972)	(212,237)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		5,120,200	(251,841)	(192,724)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,995,700	363,437	57,251
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,995,700	363,437	(55,252)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		4,191,700	(300,126)	559,969
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		4,191,700	(300,126)	(191,728)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		2,865,000	(148,980)	50,080
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		2,865,000	(146,115)	(32,145)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18		2,779,100	(140,345)	51,219
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68		2,779,100	(140,345)	(29,153)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	292,091
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	(101,057)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	332,462
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	(172,861)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,978,300	154,505	18,616
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,978,300	154,505	(21,643)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	132,081
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	(79,866)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		7,760,400	(631,309)	73,181
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		7,760,400	(631,309)	(35,698)
Citibank, N.A.
4.108/US SOFR/Jan-28 (Purchased)	Jan-23/4.108		15,743,100	(225,913)	58,092
(4.108)/US SOFR/Jan-28 (Purchased)	Jan-23/4.108		15,743,100	(225,913)	(208,124)
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		15,721,800	(512,531)	846,147
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		15,721,800	(512,531)	(281,263)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		10,644,300	(141,889)	226,724
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		10,644,300	(141,889)	(62,908)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		9,948,700	(120,379)	(33,527)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		6,632,800	(489,832)	429,938
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		6,632,800	(489,832)	(198,188)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		4,059,800	(303,876)	793,366
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		4,059,800	(303,876)	(301,115)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		3,532,900	(266,557)	705,414
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		3,532,900	(266,557)	(264,190)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		3,458,300	(255,655)	688,444
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		3,458,300	(255,655)	(253,286)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		2,053,700	(149,612)	106,957
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		2,053,700	(149,612)	(52,534)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,936,700	(285,663)	88,430
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,936,700	(285,663)	(61,955)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	35,361
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(73,198)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	99,070,400	317,859	296,940
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	49,535,200	(312,472)	(291,107)
Goldman Sachs International
3.92/US SOFR/Feb-33 (Purchased)	Feb-23/3.92		$6,237,500	(136,289)	85,267
(3.92)/US SOFR/Feb-33 (Purchased)	Feb-23/3.92		6,237,500	(136,289)	(109,281)
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		6,009,600	(775,238)	318,749
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		6,009,600	(775,238)	(205,769)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	21,870
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(39,835)
JPMorgan Chase Bank N.A.
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		12,853,300	(1,082,891)	123,135
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		12,853,300	(1,082,891)	(111,824)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		9,935,900	212,007	165,333
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		9,935,900	212,007	(566,244)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,137,300	181,029	60,421
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,137,300	181,029	(75,190)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,633,300	96,528	52,543
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,633,300	96,528	(133,686)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	4,466,700	(375,608)	75,299
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	4,466,700	(375,608)	(72,015)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	264,129
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	(93,361)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	198,440
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(52,943)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	174,914
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(38,285)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	179,660
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(47,450)
Morgan Stanley & Co. International PLC
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		$1,191,600	(135,962)	(31,637)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(61,475)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	34,091
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	(62,139)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		392,600	(49,762)	21,691
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		392,600	(49,762)	(16,882)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		1,751,900	(91,624)	164,906
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		1,751,900	(91,624)	(56,937)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		713,100	(49,739)	39,791
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		713,100	(49,739)	(17,300)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	82,000
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(34,781)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	17,885
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	(12,915)
(3.292)/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	26,166,500	(150,915)	(16,246)
3.292/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	26,166,500	(150,915)	(88,231)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	279,899
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	(80,006)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,424,900	(197,553)	128,032
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,424,900	(197,553)	(82,213)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	126,213
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	(50,801)
Wells Fargo Bank, N.A.
3.0575/US SOFR/Jan-33 (Purchased)	Jan-23/3.0575	USD	11,429,300	(86,291)	(83,548)

Unrealized appreciation					10,843,721

Unrealized (depreciation)					(6,947,778)

Total					$3,895,943

TBA SALE COMMITMENTS OUTSTANDING at 12/31/22 (proceeds receivable $32,151,406) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 1/1/53	$1,000,000	1/23/2023	$918,780
Uniform Mortgage-Backed Securities, 5.00%, 1/1/53	7,000,000	1/12/2023	6,902,658
Uniform Mortgage-Backed Securities, 4.50%, 1/1/53	6,000,000	1/12/2023	5,783,437
Uniform Mortgage-Backed Securities, 4.00%, 1/1/53	2,000,000	1/12/2023	1,877,499
Uniform Mortgage-Backed Securities, 3.00%, 1/1/53	6,000,000	1/12/2023	5,271,094
Uniform Mortgage-Backed Securities, 2.50%, 1/1/53	7,000,000	1/12/2023	5,934,688
Uniform Mortgage-Backed Securities, 2.00%, 1/1/53	6,000,000	1/12/2023	4,897,313

Total			$31,585,469

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,902,100	$733,009		$163,446	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(565,893)
		10,525,000	423,210		509	12/23/23	0.695% — Annually	US SOFR — Annually	433,208
		9,137,000	928,228		785	12/23/26	1.085% — Annually	US SOFR — Annually	936,360
		3,751,000	651,099		453	12/23/31	1.285% — Annually	US SOFR — Annually	654,380
		1,989,000	656,748		(3,542)	12/23/51	US SOFR — Annually	1.437% — Annually	(661,714)
		17,549,000	705,294		(1,786)	12/24/23	0.697% — Annually	US SOFR — Annually	710,535
		2,253,000	228,071		(302)	12/24/26	1.096% — Annually	US SOFR — Annually	228,572
		4,722,000	819,786		(2,108)	12/24/31	1.285% — Annually	US SOFR — Annually	819,261
		8,061,000	2,664,564		(4,356)	12/24/51	1.435% — Annually	US SOFR — Annually	2,662,774
		3,679,000	1,155,280		(600)	12/31/51	1.525% — Annually	US SOFR — Annually	1,155,247
		1,496,000	149,794		(198)	12/31/26	US SOFR — Annually	1.135% — Annually	(150,256)
		392,000	66,072		7,059	12/31/31	US SOFR — Annually	1.355% — Annually	(59,077)
		994,900	65,624	(E)	(22)	1/15/47	1.724% — Annually	US SOFR — Annually	65,601
		2,639,000	754,648		(90)	1/21/52	1.679% — Annually	US SOFR — Annually	750,478
		1,659,000	490,533		(57)	1/19/52	US SOFR — Annually	1.626% — Annually	(491,847)
		1,097,000	318,700		(37)	2/1/52	1.6545% — Annually	US SOFR — Annually	317,437
		4,024,900	1,017,696		(137)	2/24/52	US SOFR — Annually	1.86% — Annually	(1,010,382)
		2,096,000	565,689		(72)	2/29/52	1.7674% — Annually	US SOFR — Annually	565,104
		1,764,000	247,754		(23)	2/29/32	US SOFR — Annually	1.75% — Annually	(246,461)
		11,852,000	977,434		(96)	2/28/27	1.675% — Annually	US SOFR — Annually	1,002,310
		19,510,000	742,356		(74)	2/29/24	US SOFR — Annually	1.47709% — Annually	(815,996)
		1,854,000	270,239		(25)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(264,853)
		8,064,200	1,262,289		(107)	3/9/32	1.5475% — Annually	US SOFR — Annually	1,278,372
		8,361,800	1,312,803		(111)	3/9/32	1.5415% — Annually	US SOFR — Annually	1,330,928
		4,408,000	625,583		(58)	3/11/32	1.737% — Annually	US SOFR — Annually	627,084
		1,342,000	39,200		(5)	4/7/24	US SOFR — Annually	2.4485% — Annually	(33,900)
		276,000	14,647		(2)	4/7/27	2.469% — Annually	US SOFR — Annually	13,596
		296,000	28,567		(4)	4/7/23	2.3305% — Annually	US SOFR — Annually	27,765
		118,000	24,617		(4)	4/7/52	US SOFR — Annually	2.1005% — Annually	(24,488)
		5,761,000	481,677		(76)	4/14/32	2.4975% — Annually	US SOFR — Annually	450,929
		4,987,000	820,312		(170)	4/14/52	US SOFR — Annually	2.3395% — Annually	(800,557)
		1,381,000	72,710		(11)	4/14/27	2.483% — Annually	US SOFR — Annually	67,263
		1,765,000	53,144		(7)	4/14/24	US SOFR — Annually	2.403% — Annually	(47,096)
		14,654,000	659,577		(138)	5/2/27	US SOFR — Annually	2.685% — Annually	(628,461)
		25,078,600	740,320		(95)	5/25/24	2.5945% — Annually	US SOFR — Annually	732,263
		1,040,000	139,901		(35)	5/25/52	US SOFR — Annually	2.501% — Annually	(138,450)
		801,300	72,013	(E)	(27)	5/28/57	2.40% — Annually	US SOFR — Annually	71,986
		2,133,000	136,747		(28)	6/7/32	US SOFR — Annually	2.7565% — Annually	(130,829)
		1,727,000	193,545		(59)	6/7/52	US SOFR — Annually	2.622% — Annually	(191,533)
		32,149,300	1,887,164		(426)	6/8/32	US SOFR — Annually	2.825% — Annually	(1,837,476)
		1,596,200	353,766		(200,345)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	154,595
		26,508,000	527,774		(100)	6/15/24	US SOFR — Annually	3.3385% — Annually	(437,868)
		17,825,000	451,686		(144)	6/15/27	3.185% — Annually	US SOFR — Annually	406,219
		2,377,100	94,965		(34)	9/8/32	US SOFR — Annually	3.07% — Annually	(96,743)
		3,722,900	214,439	(E)	(53)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	214,386
		8,267,900	688,716	(E)	(117)	1/31/33	2.545% — Annually	US SOFR — Annually	688,599
		8,267,900	685,326	(E)	(117)	1/31/33	2.55% — Annually	US SOFR — Annually	685,209
		7,787,200	680,757	(E)	(110)	2/1/33	2.495% — Annually	US SOFR — Annually	680,647
		7,842,000	715,975		(104)	8/2/32	US SOFR — Annually	2.4275% — Annually	(733,908)
		7,614,200	720,989	(E)	(108)	2/1/33	2.4075% — Annually	US SOFR — Annually	720,881
		754,900	33,978	(E)	(15)	4/1/42	US SOFR — Annually	2.63% — Annually	(33,993)
		1,043,000	75,294	(E)	(16)	3/24/35	US SOFR — Annually	2.39% — Annually	(75,310)
		2,268,200	264,336		(67)	8/10/42	2.645% — Annually	US SOFR — Annually	268,777
		3,844,400	469,670		(8,571)	8/10/42	US SOFR — Annually	2.605% — Annually	(485,751)
		1,576,300	195,572		(47)	8/10/42	2.5915% — Annually	US SOFR — Annually	198,680
		6,381,000	269,725	(E)	(60)	2/6/29	2.40% — Annually	US SOFR — Annually	269,665
		12,988,000	995,141		(171)	8/16/32	US SOFR — Annually	2.613% — Annually	(1,020,921)
		1,474,900	38,052	(E)	(33)	1/15/47	2.49% — Annually	US SOFR — Annually	38,020
		223,000	13,003		(3)	8/25/32	US SOFR — Annually	2.8415% — Annually	(13,280)
		936,000	38,994	(E)	(14)	2/21/35	2.785% — Annually	US SOFR — Annually	38,980
		14,923,900	294,449		(56)	9/6/24	US SOFR — Annually	3.413% — Annually	(288,633)
		7,341,100	63,647	(E)	(41)	1/15/27	US SOFR — Annually	2.73% — Annually	(63,688)
		7,141,200	301,144		(94)	9/13/32	3.043% — Annually	US SOFR — Annually	307,029
		1,315,800	29,342	(E)	(26)	1/15/41	3.0500% — Annually	US SOFR — Annually	29,317
		750,900	18,157	(E)	(15)	1/15/42	2.9825% — Annually	US SOFR — Annually	18,142
		2,549,000	149,575		(87)	9/26/52	2.905% — Annually	US SOFR — Annually	153,080
		13,256,000	177,630		(125)	9/26/27	US SOFR — Annually	3.465% — Annually	(176,428)
		834,000	21,859		(11)	9/19/32	3.24% — Annually	US SOFR — Annually	22,223
		4,964,000	45,718		(66)	9/26/32	US SOFR — Annually	3.449% — Annually	(45,501)
		1,989,700	5,591	(E)	(28)	10/3/33	3.394% — Annually	US SOFR — Annually	5,563
		5,427,000	5,915		(44)	10/4/27	3.75% — Annually	US SOFR — Annually	2,060
		13,638,000	106,513		(180)	10/5/32	US SOFR — Annually	3.466% — Annually	(108,001)
		1,626,000	30,309	(E)	(24)	10/21/36	US SOFR — Annually	3.116% — Annually	(30,333)
		657,000	11,708	(E)	(9)	1/11/33	US SOFR — Annually	3.34% — Annually	(11,717)
		2,307,000	40,465	(E)	(33)	1/31/33	US SOFR — Annually	3.337% — Annually	(40,497)
		2,307,000	41,226	(E)	(33)	1/31/33	US SOFR — Annually	3.333% — Annually	(41,259)
		4,832,000	83,545	(E)	(68)	8/23/33	US SOFR — Annually	3.237% — Annually	(83,613)
		2,154,000	39,763	(E)	(30)	2/1/33	US SOFR — Annually	3.3255% — Annually	(39,793)
		4,646,000	83,070	(E)	(66)	9/1/33	US SOFR — Annually	3.225% — Annually	(83,136)
		145,000	2,546		(2)	11/14/32	3.347% — Annually	US SOFR — Annually	2,610
		681,000	35,276	(E)	(23)	2/3/53	2.9275% — Annually	US SOFR — Annually	35,253
		1,807,000	35,995	(E)	(25)	2/1/33	US SOFR — Annually	3.308% — Annually	(36,021)
		39,127,000	271,150		(147)	10/7/24	US SOFR — Annually	4.1845% — Annually	(215,437)
		7,956,000	39,780		(105)	10/7/32	3.5005% — Annually	US SOFR — Annually	37,250
		78,254,000	535,257		17,918	10/7/24	4.19% — Annually	US SOFR — Annually	440,406
		37,412,000	71,831		(8,845)	10/7/27	US SOFR — Annually	3.73% — Annually	(67,875)
		65,239,000	328,805		(25,648)	10/7/32	3.50% — Annually	US SOFR — Annually	316,679
		15,912,000	67,308		(15,237)	10/7/32	US SOFR — Annually	3.51% — Annually	(85,462)
		18,659,000	588,132		12,495	10/7/52	US SOFR — Annually	3.05% — Annually	(599,561)
		6,207,000	10,490	(E)	(43)	4/8/28	3.44% — Annually	US SOFR — Annually	(10,533)
		16,875,000	21,094	(E)	(63)	1/31/25	US SOFR — Annually	4.035% — Annually	21,030
		2,285,900	19,979	(E)	(32)	1/17/33	3.6575% — Annually	US SOFR — Annually	(20,011)
		685,000	6,994	(E)	(23)	1/16/55	2.97% — Annually	US SOFR — Annually	6,971
		12,730,000	41,245	(E)	(71)	1/16/26	US SOFR — Annually	3.605% — Annually	41,175
		2,662,000	19,459		(91)	10/20/52	US SOFR — Annually	3.2571% — Annually	18,222
		6,427,800	85,490	(E)	(219)	10/9/54	3.115% — Annually	US SOFR — Annually	(85,708)
		26,139,900	357,855	(E)	(369)	10/10/33	US SOFR — Annually	3.594% — Annually	357,487
		199,000	4,444		(7)	10/20/52	US SOFR — Annually	3.3375% — Annually	4,384
		784,600	14,892	(E)	(27)	1/24/55	3.135% — Annually	US SOFR — Annually	(14,918)
		2,425,600	32,697	(E)	(23)	4/13/28	3.965% — Annually	US SOFR — Annually	(32,720)
		802,200	14,464	(E)	(12)	4/4/35	3.5575% — Annually	US SOFR — Annually	(14,476)
		1,604,300	18,417	(E)	(18)	5/8/30	US SOFR — Annually	3.52% — Annually	18,399
		2,196,500	5,381	(E)	(19)	4/4/32	3.515% — Annually	US SOFR — Annually	(5,401)
		13,161,200	322,976	(E)	(186)	11/24/33	US SOFR — Annually	3.708% — Annually	322,790
		4,928,000	119,701	(E)	(69)	6/6/34	US SOFR — Annually	3.645% — Annually	119,632
		376,100	7,481	(E)	(6)	2/19/36	US SOFR — Annually	3.6145% — Annually	7,475
		278,800	5,504	(E)	(4)	3/3/36	US SOFR — Annually	3.614% — Annually	5,499
		3,276,000	148,567		(111)	10/24/52	US SOFR — Annually	3.4605% — Annually	147,692
		9,691,400	38,475	(E)	(36)	6/26/25	US SOFR — Annually	4.31% — Annually	38,439
		1,928,000	108,122		(66)	10/27/32	3.5176% — Annually	US SOFR — Annually	(108,199)
		4,390,900	131,244	(E)	(62)	12/4/33	US SOFR — Annually	3.77% — Annually	131,182
		1,468,300	19,558	(E)	(16)	3/24/32	US SOFR — Annually	3.64% — Annually	19,541
		3,580,900	80,284	(E)	(54)	6/28/37	US SOFR — Annually	3.70% — Annually	80,230
		813,900	18,117	(E)	(16)	6/20/40	US SOFR — Annually	3.75% — Annually	18,102
		9,533,000	63,680		(77)	11/1/27	3.9195% — Annually	US SOFR — Annually	(68,076)
		17,241,000	68,619		(65)	11/9/24	US SOFR — Annually	4.7655% — Annually	101,097
		12,462,000	328,498		(165)	11/14/32	3.88% — Annually	US SOFR — Annually	(331,853)
		6,000,000	53,640		(79)	11/21/32	3.4515% — Annually	US SOFR — Annually	56,940
		749,200	5,117		(10)	11/25/32	3.477% — Annually	US SOFR — Annually	5,082
		24,017,000	67,248		(90)	12/5/24	4.3515% — Annually	US SOFR — Annually	53,400
		2,000,000	69,440		(26)	12/9/32	3.14% — Annually	US SOFR — Annually	69,513
		1,398,800	102,924	(E)	(48)	12/10/57	2.47% — Annually	US SOFR — Annually	102,876
		1,606,700	95,229	(E)	(55)	12/13/57	2.558% — Annually	US SOFR — Annually	95,174
		5,841,000	149,997	(E)	(26,483)	3/15/33	US SOFR — Annually	3.22% — Annually	(176,480)
		7,247,000	20,437	(E)	25,675	3/15/25	4.19% — Annually	US SOFR — Annually	46,112
		73,790,000	380,019	(E)	(511,944)	3/15/30	US SOFR — Annually	3.50% — Annually	(891,963)
		178,571,000	807,141	(E)	(579,031)	3/15/25	4.10% — Annually	US SOFR — Annually	228,110
		30,857,000	13,269	(E)	123,860	3/15/28	3.70% — Annually	US SOFR — Annually	110,591
		85,969,000	1,638,569	(E)	(1,203,397)	3/15/33	3.30% — Annually	US SOFR — Annually	435,173
		12,097,000	660,254	(E)	591,305	3/15/53	US SOFR — Annually	2.90% — Annually	(68,949)
		2,012,000	15,050		(27)	12/29/32	3.468% — Annually	US SOFR — Annually	15,163
		1,658,000	6,334		(56)	12/29/52	US SOFR — Annually	3.1925% — Annually	(6,543)
		1,376,000	13,760		(47)	12/30/52	3.1595% — Annually	US SOFR — Annually	13,800
		18,272,000	13,887		(241)	1/3/33	US SOFR — Annually	3.5475% — Annually	(14,128)
		25,828,000	24,537		(208)	1/3/28	3.7245% — Annually	US SOFR — Annually	24,329
		1,658,000	4,294		(22)	1/3/33	US SOFR — Annually	3.5255% — Annually	(4,316)
	AUD	79,300	12,188	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	12,187
	AUD	266,900	43,974	(E)	(3)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	43,972
	AUD	99,100	16,659	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	16,658
	AUD	155,200	21,234	(E)	(2)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	21,232
	AUD	579,100	85,736	(E)	(7)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	85,729
	AUD	37,200	9,408	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,408
	AUD	1,800,000	222,667		(20)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(226,980)
	AUD	1,473,400	275,288		256,365	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	(20,093)
	AUD	2,539,000	73,866	(E)	5,524	3/15/33	6 month AUD-BBR-BBSW — Semiannually	4.05% — Semiannually	(68,343)
	AUD	6,421,000	31,345	(E)	(4,171)	3/15/25	3.72% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	27,175
	CAD	4,477,000	16,070	(E)	18,490	3/15/25	4.15% — Semiannually	3 month CAD-BA-CDOR — Semiannually	34,560
	CAD	845,000	24,982	(E)	(13,892)	3/15/33	3.24% — Semiannually	3 month CAD-BA-CDOR — Semiannually	11,090
	CHF	1,508,000	83,355	(E)	2,498	3/15/33	Swiss Average Rate Overnight — Annually	1.55% — Annually	(80,857)
	EUR	512,400	58,865	(E)	(20)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	58,845
	EUR	696,900	176,548		(27)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(170,325)
	EUR	770,000	208,914		(29)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	204,177
	EUR	778,400	219,908		(30)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	215,552
	EUR	898,100	271,962		(34)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	268,583
	EUR	802,800	113,684	(E)	(30)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(113,715)
	EUR	929,000	292,059		(36)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	286,151
	EUR	741,300	210,379	(E)	(28)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	210,351
	EUR	676,400	232,747		(26)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	229,316
	EUR	395,500	144,367		(15)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	142,801
	EUR	1,468,500	583,604	(E)	(56)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	583,548
	EUR	906,000	417,986	(E)	(34)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(418,020)
	EUR	1,215,200	582,308		(46)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	583,262
	EUR	4,960,100	2,015,076		(187)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(2,003,663)
	EUR	574,000	278,070	(E)	(21)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	278,049
	EUR	260,400	145,778	(E)	(10)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	145,768
	EUR	1,696,600	329,046	(E)	(36)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(329,082)
	EUR	833,300	157,992	(E)	(18)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	157,974
	EUR	1,129,700	220,332	(E)	(26)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	220,306
	EUR	388,100	74,692	(E)	(9)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	74,683
	EUR	1,055,800	451,801		(43)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(451,403)
	EUR	1,088,000	258,319		(19)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	258,729
	EUR	924,200	228,402		(16)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	229,700
	EUR	311,700	144,314		(13)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(145,407)
	EUR	2,980,000	649,759		(48)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(647,640)
	EUR	1,979,000	41,394	(E)	(31)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	41,363
	EUR	3,328,000	165,405		(50)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	152,070
	EUR	12,135,300	434,653	(E)	(46)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	434,607
	EUR	1,086,000	206,950		(37)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(204,648)
	EUR	4,028,500	262,878	(E)	(46)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	262,832
	EUR	13,022,000	1,093,546		(125)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(1,087,198)
	EUR	471,400	39,874	(E)	(16)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	39,858
	EUR	696,000	50,089	(E)	(24)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	50,065
	EUR	1,842,600	24,655	(E)	(27)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	24,628
	EUR	471,400	6,131	(E)	(9)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	6,122
	EUR	10,780,600	27,581	(E)	(73)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	27,508
	EUR	865,300	11,263	(E)	(17)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	11,247
	EUR	704,000	37,853	(E)	699	3/15/33	2.625% — Annually	6 month EUR-EURIBOR — Semiannually	38,552
	EUR	8,416,000	102,702	(E)	78	3/15/25	2.90% — Annually	6 month EUR-EURIBOR — Semiannually	102,779
	GBP	703,500	182,066		(14)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(187,901)
	GBP	41,615,900	1,193,390		34,472	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(1,377,105)
	GBP	41,615,900	1,248,229		51,766	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(1,442,793)
	GBP	41,615,900	1,303,069		(80,821)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	1,491,550
	GBP	16,646,400	446,566		(86)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	520,587
	GBP	7,382,000	167,691		(111)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	145,605
	GBP	751,000	4,912	(E)	(16)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	4,896
	GBP	387,000	2,686	(E)	(8)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	2,677
	GBP	24,583,000	523,362		(103)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(641,074)
	GBP	9,834,000	570,544		(156)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	594,770
	GBP	552,800	17,389	(E)	(12)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	17,377
	GBP	2,250,000	11,370	(E)	244	3/15/25	4.29% — Annually	Sterling Overnight Index Average — Annually	11,614
	GBP	595,000	17,062	(E)	(19)	3/15/33	Sterling Overnight Index Average — Annually	3.45% — Annually	(17,082)
	NOK	8,900,000	24,756	(E)	(2,080)	3/15/33	6 month NOK-NIBOR-NIBR — Semiannually	2.965% — Annually	(26,835)
	NZD	1,397,000	31,593	(E)	(1,467)	3/15/33	3 month NZD-BBR-FRA — Quarterly	4.36% — Semiannually	(33,060)
	SEK	25,823,000	130,020	(E)	3,778	3/15/33	2.52% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	133,790

	Total				$(1,386,829)				$7,314,140
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$1,075,356	$952,979	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(111,201)
1,032,736	984,262	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(48,309)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(159,510)

	Total	$—			Total	$(159,510)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$4,375	$40,550	$9,943	5/11/63	300 bp — Monthly	$(5,543)
	CMBX NA BBB-.6 Index	BB-/P	3,933	43,718	10,720	5/11/63	300 bp — Monthly	(6,760)
	CMBX NA BBB-.6 Index	BB-/P	5,424	57,023	13,982	5/11/63	300 bp — Monthly	(8,523)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	5,372	20,641	2,778	5/11/63	200 bp — Monthly	2,602
	CMBX NA A.6 Index	A/P	5,963	21,559	2,902	5/11/63	200 bp — Monthly	3,071
	CMBX NA A.6 Index	A/P	7,354	24,311	3,272	5/11/63	200 bp — Monthly	4,092
	CMBX NA A.6 Index	A/P	10,961	32,567	4,384	5/11/63	200 bp — Monthly	6,591
	CMBX NA A.6 Index	A/P	12,898	35,319	4,754	5/11/63	200 bp — Monthly	8,159
	CMBX NA A.6 Index	A/P	11,798	35,778	4,816	5/11/63	200 bp — Monthly	6,997
	CMBX NA A.6 Index	A/P	28,477	73,849	9,940	5/11/63	200 bp — Monthly	18,568
	CMBX NA A.6 Index	A/P	20,798	81,188	10,928	5/11/63	200 bp — Monthly	9,904
	CMBX NA A.6 Index	A/P	48,213	133,021	17,905	5/11/63	200 bp — Monthly	30,365
	CMBX NA BB.11 Index	BB-/P	77,970	138,000	29,546	11/18/54	500 bp — Monthly	48,558
	CMBX NA BB.13 Index	BB-/P	6,698	67,000	17,668	12/16/72	500 bp — Monthly	(10,904)
	CMBX NA BB.13 Index	BB-/P	16,037	176,000	46,411	12/16/72	500 bp — Monthly	(30,203)
	CMBX NA BB.13 Index	BB-/P	26,330	279,000	73,572	12/16/72	500 bp — Monthly	(46,971)
	CMBX NA BB.13 Index	BB-/P	48,322	530,000	139,761	12/16/72	500 bp — Monthly	(90,924)
	CMBX NA BB.14 Index	BB/P	13,266	121,000	28,895	12/16/72	500 bp — Monthly	(15,511)
	CMBX NA BB.6 Index	B/P	114,187	194,855	74,552	5/11/63	500 bp — Monthly	39,825
	CMBX NA BB.6 Index	B/P	119,351	568,840	217,638	5/11/63	500 bp — Monthly	(97,734)
	CMBX NA BB.7 Index	B-/P	64,660	1,267,000	422,671	1/17/47	500 bp — Monthly	(356,783)
	CMBX NA BB.9 Index	B/P	3,258	16,000	4,979	9/17/58	500 bp — Monthly	(1,706)
	CMBX NA BB.9 Index	B/P	32,267	158,000	49,170	9/17/58	500 bp — Monthly	(16,749)
	CMBX NA BBB-.10 Index	BB+/P	12,532	101,000	17,503	11/17/59	300 bp — Monthly	(4,912)
	CMBX NA BBB-.10 Index	BB+/P	20,182	185,000	32,061	11/17/59	300 bp — Monthly	(11,770)
	CMBX NA BBB-.11 Index	BBB-/P	3,883	62,000	9,412	11/18/54	300 bp — Monthly	(5,492)
	CMBX NA BBB-.14 Index	BBB-/P	976	22,000	4,092	12/16/72	300 bp — Monthly	(3,103)
	CMBX NA BBB-.14 Index	BBB-/P	1,336	27,000	5,022	12/16/72	300 bp — Monthly	(3,670)
	CMBX NA BBB-.14 Index	BBB-/P	935	30,000	5,580	12/16/72	300 bp — Monthly	(4,628)
	CMBX NA BBB-.14 Index	BBB-/P	1,209	37,000	6,882	12/16/72	300 bp — Monthly	(5,651)
	CMBX NA BBB-.14 Index	BBB-/P	1,626	50,000	9,300	12/16/72	300 bp — Monthly	(7,645)
	CMBX NA BBB-.14 Index	BBB-/P	4,250	85,000	15,810	12/16/72	300 bp — Monthly	(11,510)
	CMBX NA BBB-.15 Index	BBB-/P	5,223	50,000	9,585	11/18/64	300 bp — Monthly	(4,333)
	CMBX NA BBB-.15Index	BBB-/P	2,039	12,000	2,300	11/18/64	300 bp — Monthly	(254)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	30,497	228,000	76,061	1/17/47	500 bp — Monthly	(45,342)
	CMBX NA BBB-.7 Index	BB-/P	51,226	780,000	166,998	1/17/47	300 bp — Monthly	(115,317)
	Goldman Sachs International
	CMBX NA BB.6 Index	B/P	106,107	212,631	81,353	5/11/63	500 bp — Monthly	24,961
	CMBX NA BB.6 Index	B/P	121,547	252,286	96,525	5/11/63	500 bp — Monthly	25,267
	CMBX NA BB.9 Index	B/P	4,448	11,000	3,423	9/17/58	500 bp — Monthly	1,036
	CMBX NA BBB-.13 Index	BBB-/P	1,900	12,000	2,436	12/16/72	300 bp — Monthly	(529)
	CMBX NA BBB-.13 Index	BBB-/P	1,906	32,000	6,496	12/16/72	300 bp — Monthly	(4,571)
	CMBX NA BBB-.13 Index	BBB-/P	2,443	38,000	7,714	12/16/72	300 bp — Monthly	(5,249)
	CMBX NA BBB-.13 Index	BBB-/P	2,484	42,000	8,526	12/16/72	300 bp — Monthly	(6,017)
	CMBX NA BBB-.13 Index	BBB-/P	7,522	48,000	9,744	12/16/72	300 bp — Monthly	(2,194)
	CMBX NA BBB-.13 Index	BBB-/P	4,148	66,000	13,398	12/16/72	300 bp — Monthly	(9,211)
	CMBX NA BBB-.13 Index	BBB-/P	5,981	130,000	26,390	12/16/72	300 bp — Monthly	(20,333)
	CMBX NA BBB-.14 Index	BBB-/P	25,508	149,000	27,714	12/16/72	300 bp — Monthly	(2,119)
	CMBX NA BBB-.14 Index	BBB-/P	62,290	410,000	76,260	12/16/72	300 bp — Monthly	(13,731)
	CMBX NA BBB-.15 Index	BBB-/P	808	13,000	2,492	11/18/64	300 bp — Monthly	(1,677)
	CMBX NA BBB-.15 Index	BBB-/P	8,411	91,000	17,445	11/18/64	300 bp — Monthly	(8,980)
	CMBX NA BBB-.15 Index	BBB-/P	8,103	91,000	17,445	11/18/64	300 bp — Monthly	(9,289)
	CMBX NA BBB-.7 Index	BB-/P	26,578	312,000	66,799	1/17/47	300 bp — Monthly	(40,040)
	CMBX NA BBB-.7 Index	BB-/P	90,359	1,040,000	222,664	1/17/47	300 bp — Monthly	(131,698)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	9,629	120,000	38,256	5/11/63	500 bp — Monthly	(28,511)
	CMBX NA BBB-.13 Index	BBB-/P	16,787	127,000	25,781	12/16/72	300 bp — Monthly	(8,920)
	CMBX NA BBB-.8 Index	BB/P	17,933	115,000	18,285	10/17/57	300 bp — Monthly	(285)
	Merrill Lynch International
	CMBX NA BB.6 Index	B/P	13,977	85,463	32,698	5/11/63	500 bp — Monthly	(18,638)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	182	2,000	527	12/16/72	500 bp — Monthly	(343)
	CMBX NA BB.13 Index	BB-/P	4,929	53,000	13,976	12/16/72	500 bp — Monthly	(8,995)
	CMBX NA BB.13 Index	BB-/P	6,326	66,000	17,404	12/16/72	500 bp — Monthly	(11,014)
	CMBX NA BB.13 Index	BB-/P	7,574	82,000	21,623	12/16/72	500 bp — Monthly	(13,969)
	CMBX NA BB.13 Index	BB-/P	25,708	280,000	73,836	12/16/72	500 bp — Monthly	(47,856)
	CMBX NA BB.6 Index	B/P	4,741	26,664	10,202	5/11/63	500 bp — Monthly	(5,435)
	CMBX NA BB.6 Index	B/P	8,676	32,818	12,556	5/11/63	500 bp — Monthly	(3,848)
	CMBX NA BB.6 Index	B/P	63,000	102,555	39,238	5/11/63	500 bp — Monthly	23,862
	CMBX NA BB.6 Index	B/P	116,279	187,334	71,674	5/11/63	500 bp — Monthly	44,787
	CMBX NA BB.6 Index	B/P	102,255	206,478	78,998	5/11/63	500 bp — Monthly	23,457
	CMBX NA BBB-.14 Index	BBB-/P	18,593	113,000	21,018	12/16/72	300 bp — Monthly	(2,359)
	CMBX NA BBB-.14 Index	BBB-/P	62,590	377,000	70,122	12/16/72	300 bp — Monthly	(7,312)
	CMBX NA BBB-.15 Index	BBB-/P	35,159	223,000	42,749	11/18/64	300 bp — Monthly	(7,460)
	CMBX NA BBB-.9 Index	BB+/P	874	9,000	1,697	9/17/58	300 bp — Monthly	(818)

Upfront premium received			1,819,581		Unrealized appreciation			322,102

Upfront premium (paid)			—		Unrealized (depreciation)			(1,333,339)

	Total		$1,819,581				Total	$(1,011,237)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(95,717)	$397,000	$126,564	11/17/59	(500 bp) — Monthly	$30,460
	CMBX NA BB.10 Index	(65,025)	255,000	81,294	11/17/59	(500 bp) — Monthly	16,021
	CMBX NA BB.10 Index	(14,611)	140,000	44,632	11/17/59	(500 bp) — Monthly	29,885
	CMBX NA BB.10 Index	(12,500)	114,000	36,343	11/17/59	(500 bp) — Monthly	23,732
	CMBX NA BB.11 Index	(13,993)	108,000	23,123	11/18/54	(500 bp) — Monthly	9,025
	CMBX NA BB.11 Index	(1,556)	30,000	6,423	11/18/54	(500 bp) — Monthly	4,838
	CMBX NA BB.8 Index	(36,522)	102,429	36,977	10/17/57	(500 bp) — Monthly	355
	CMBX NA BB.8 Index	(8,940)	69,575	25,116	10/17/57	(500 bp) — Monthly	16,109
	CMBX NA BBB-.10 Index	(47,799)	278,000	48,177	11/17/59	(300 bp) — Monthly	217
	CMBX NA BBB-.10 Index	(55,015)	237,000	41,072	11/17/59	(300 bp) — Monthly	(14,081)
	CMBX NA BBB-.10 Index	(28,062)	221,000	38,299	11/17/59	(300 bp) — Monthly	10,108
	CMBX NA BBB-.10 Index	(24,448)	112,000	19,410	11/17/59	(300 bp) — Monthly	(5,104)
	CMBX NA BBB-.10 Index	(23,069)	106,000	18,370	11/17/59	(300 bp) — Monthly	(4,761)
	CMBX NA BBB-.10 Index	(14,314)	60,000	10,398	11/17/59	(300 bp) — Monthly	(3,951)
	CMBX NA BBB-.10 Index	(6,246)	49,000	8,492	11/17/59	(300 bp) — Monthly	2,217
	CMBX NA BBB-.10 Index	(4,717)	37,000	6,412	11/17/59	(300 bp) — Monthly	1,674
	CMBX NA BBB-.10 Index	(3,793)	31,000	5,372	11/17/59	(300 bp) — Monthly	1,562
	CMBX NA BBB-.12 Index	(68,500)	205,000	37,064	8/17/61	(300 bp) — Monthly	(31,556)
	CMBX NA BBB-.12 Index	(67,433)	194,000	35,075	8/17/61	(300 bp) — Monthly	(32,471)
	CMBX NA BBB-.12 Index	(13,080)	190,000	34,352	8/17/61	(300 bp) — Monthly	21,161
	CMBX NA BBB-.12 Index	(51,320)	146,000	26,397	8/17/61	(300 bp) — Monthly	(25,008)
	CMBX NA BBB-.12 Index	(21,794)	124,000	22,419	8/17/61	(300 bp) — Monthly	553
	CMBX NA BBB-.12 Index	(17,158)	101,000	18,261	8/17/61	(300 bp) — Monthly	1,044
	CMBX NA BBB-.12 Index	(240)	4,000	723	8/17/61	(300 bp) — Monthly	481
	CMBX NA BBB-.13 Index	(6,199)	106,000	21,518	12/16/72	(300 bp) — Monthly	15,257
	CMBX NA BBB-.13 Index	(2,546)	50,000	10,150	12/16/72	(300 bp) — Monthly	7,575
	CMBX NA BBB-.13 Index	(1,971)	36,000	7,308	12/16/72	(300 bp) — Monthly	5,316
	CMBX NA BBB-.13 Index	(202)	4,000	812	12/16/72	(300 bp) — Monthly	608
	CMBX NA BBB-.6 Index	(41,772)	141,291	34,645	5/11/63	300 bp — Monthly	(7,214)
	CMBX NA BBB-.8 Index	(28,200)	188,000	29,892	10/17/57	(300 bp) — Monthly	1,582
	CMBX NA BBB-.8 Index	(7,631)	55,000	8,745	10/17/57	(300 bp) — Monthly	1,082
	CMBX NA BBB-.8 Index	(7,354)	53,000	8,427	10/17/57	(300 bp) — Monthly	1,042
	CMBX NA BBB-.8 Index	(4,268)	27,000	4,293	10/17/57	(300 bp) — Monthly	9
	CMBX NA BBB-.9 Index	(4,495)	19,000	3,583	9/17/58	(300 bp) — Monthly	(923)
	Credit Suisse International
	CMBX NA BB.10 Index	(38,693)	290,000	92,452	11/17/59	(500 bp) — Monthly	53,477
	CMBX NA BB.10 Index	(34,367)	289,000	92,133	11/17/59	(500 bp) — Monthly	57,485
	CMBX NA BB.10 Index	(18,893)	152,000	48,458	11/17/59	(500 bp) — Monthly	29,416
	CMBX NA BB.7 Index	(61,796)	335,000	111,756	1/17/47	(500 bp) — Monthly	49,634
	CMBX NA BB.7 Index	(4,770)	29,000	9,674	1/17/47	(500 bp) — Monthly	4,876
	Goldman Sachs International
	CMBX NA A.6 Index	(13,345)	62,382	8,397	5/11/63	(200 bp) — Monthly	(4,975)
	CMBX NA A.6 Index	(7,995)	37,613	5,063	5/11/63	(200 bp) — Monthly	(2,948)
	CMBX NA A.6 Index	(7,359)	34,402	4,630	5/11/63	(200 bp) — Monthly	(2,744)
	CMBX NA A.6 Index	(4,240)	29,356	3,951	5/11/63	(200 bp) — Monthly	(301)
	CMBX NA A.6 Index	(5,333)	24,311	3,272	5/11/63	(200 bp) — Monthly	(2,071)
	CMBX NA A.6 Index	(4,747)	22,476	3,025	5/11/63	(200 bp) — Monthly	(1,731)
	CMBX NA A.6 Index	(4,263)	20,182	2,717	5/11/63	(200 bp) — Monthly	(1,555)
	CMBX NA A.6 Index	(4,263)	20,182	2,717	5/11/63	(200 bp) — Monthly	(1,555)
	CMBX NA A.6 Index	(4,246)	19,724	2,655	5/11/63	(200 bp) — Monthly	(1,600)
	CMBX NA A.6 Index	(4,246)	19,724	2,655	5/11/63	(200 bp) — Monthly	(1,600)
	CMBX NA A.6 Index	(3,758)	16,972	2,284	5/11/63	(200 bp) — Monthly	(1,481)
	CMBX NA A.6 Index	(2,934)	13,761	1,852	5/11/63	(200 bp) — Monthly	(1,088)
	CMBX NA A.6 Index	(2,934)	13,761	1,852	5/11/63	(200 bp) — Monthly	(1,088)
	CMBX NA A.6 Index	(1,789)	8,256	1,111	5/11/63	(200 bp) — Monthly	(681)
	CMBX NA A.6 Index	(163)	917	123	5/11/63	(200 bp) — Monthly	(40)
	CMBX NA A.6 Index	(174)	917	123	5/11/63	(200 bp) — Monthly	(51)
	CMBX NA A.6 Index	(79)	459	62	5/11/63	(200 bp) — Monthly	(17)
	CMBX NA A.6 Index	(86)	459	62	5/11/63	(200 bp) — Monthly	(24)
	CMBX NA A.6 Index	(96)	459	62	5/11/63	(200 bp) — Monthly	(35)
	CMBX NA BB.6 Index	(1,023)	6,837	2,616	5/11/63	(500 bp) — Monthly	1,586
	CMBX NA BB.7 Index	(25,560)	156,000	52,042	1/17/47	(500 bp) — Monthly	26,330
	CMBX NA BB.7 Index	(18,621)	102,000	34,027	1/17/47	(500 bp) — Monthly	15,307
	CMBX NA BB.7 Index	(10,442)	69,000	23,018	1/17/47	(500 bp) — Monthly	12,510
	CMBX NA BB.8 Index	(10,866)	29,956	10,814	10/17/57	(500 bp) — Monthly	(81)
	CMBX NA BB.8 Index	(3,959)	10,629	3,837	10/17/57	(500 bp) — Monthly	(133)
	CMBX NA BBB-.12 Index	(8,968)	46,000	8,317	8/17/61	(300 bp) — Monthly	(678)
	CMBX NA BBB-.12 Index	(5,404)	16,000	2,893	8/17/61	(300 bp) — Monthly	(2,520)
	CMBX NA BBB-.13 Index	(9,245)	122,000	24,766	12/16/72	(300 bp) — Monthly	15,450
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(11,019)	64,675	8,705	5/11/63	(200 bp) — Monthly	(2,341)
	CMBX NA BB.7 Index	(320,235)	654,000	218,174	1/17/47	(500 bp) — Monthly	(102,696)
	CMBX NA BBB-.11 Index	(7,049)	64,000	9,715	11/18/54	(300 bp) — Monthly	2,629
	CMBX NA BBB-.7 Index	(214,338)	913,000	195,473	1/17/47	(300 bp) — Monthly	(19,398)
	Merrill Lynch International
	CMBX NA BB.10 Index	(15,875)	279,000	88,945	11/17/59	(500 bp) — Monthly	72,799
	CMBX NA BBB-.7 Index	(32,451)	396,000	84,784	1/17/47	(300 bp) — Monthly	52,101
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(7,508)	35,319	4,754	5/11/63	(200 bp) — Monthly	(2,769)
	CMBX NA A.6 Index	(1,458)	6,880	926	5/11/63	(200 bp) — Monthly	(535)
	CMBX NA A.6 Index	(388)	1,835	247	5/11/63	(200 bp) — Monthly	(141)
	CMBX NA A.6 Index	(195)	917	123	5/11/63	(200 bp) — Monthly	(72)
	CMBX NA A.6 Index	(193)	917	123	5/11/63	(200 bp) — Monthly	(70)
	CMBX NA A.6 Index	(96)	459	62	5/11/63	(200 bp) — Monthly	(34)
	CMBX NA A.6 Index	(86)	459	62	5/11/63	(200 bp) — Monthly	(24)
	CMBX NA A.6 Index	(91)	459	62	5/11/63	(200 bp) — Monthly	(29)
	CMBX NA BB.10 Index	(33,114)	141,000	44,951	11/17/59	(500 bp) — Monthly	11,700
	CMBX NA BB.10 Index	(14,683)	140,000	44,632	11/17/59	(500 bp) — Monthly	29,813
	CMBX NA BB.10 Index	(40,703)	134,000	42,719	11/17/59	(500 bp) — Monthly	1,886
	CMBX NA BB.7 Index	(23,127)	115,000	38,364	1/17/47	(500 bp) — Monthly	15,125
	CMBX NA BB.7 Index	(17,547)	91,000	30,358	1/17/47	(500 bp) — Monthly	12,722
	CMBX NA BB.7 Index	(11,040)	59,000	19,682	1/17/47	(500 bp) — Monthly	8,585
	CMBX NA BB.7 Index	(6,055)	30,000	10,008	1/17/47	(500 bp) — Monthly	3,924
	CMBX NA BB.9 Index	(3,952)	65,000	20,228	9/17/58	(500 bp) — Monthly	16,213
	CMBX NA BB.9 Index	(7,997)	53,000	16,494	9/17/58	(500 bp) — Monthly	8,445
	CMBX NA BB.9 Index	(4,238)	31,000	9,647	9/17/58	(500 bp) — Monthly	5,379
	CMBX NA BB.9 Index	(743)	19,000	5,913	9/17/58	(500 bp) — Monthly	5,152
	CMBX NA BB.9 Index	(1,968)	13,000	4,046	9/17/58	(500 bp) — Monthly	2,065
	CMBX NA BB.9 Index	(246)	4,000	1,245	9/17/58	(500 bp) — Monthly	995
	CMBX NA BBB-.10 Index	(19,495)	158,000	27,381	11/17/59	(300 bp) — Monthly	7,794
	CMBX NA BBB-.10 Index	(17,456)	136,000	23,569	11/17/59	(300 bp) — Monthly	6,033
	CMBX NA BBB-.10 Index	(11,085)	128,000	22,182	11/17/59	(300 bp) — Monthly	11,023
	CMBX NA BBB-.10 Index	(8,751)	69,000	11,958	11/17/59	(300 bp) — Monthly	3,166
	CMBX NA BBB-.10 Index	(7,908)	66,000	11,438	11/17/59	(300 bp) — Monthly	3,491
	CMBX NA BBB-.10 Index	(4,987)	23,000	3,986	11/17/59	(300 bp) — Monthly	(1,014)
	CMBX NA BBB-.10 Index	(3,929)	18,000	3,119	11/17/59	(300 bp) — Monthly	(820)
	CMBX NA BBB-.11 Index	(3,121)	10,000	1,518	11/18/54	(300 bp) — Monthly	(1,609)
	CMBX NA BBB-.12 Index	(277)	5,000	904	8/17/61	(300 bp) — Monthly	624
	CMBX NA BBB-.13 Index	(8,074)	131,000	26,593	12/16/72	(300 bp) — Monthly	18,443
	CMBX NA BBB-.7 Index	(14,539)	229,000	49,029	1/17/47	(300 bp) — Monthly	34,358
	CMBX NA BBB-.7 Index	(17,831)	175,000	37,468	1/17/47	(300 bp) — Monthly	19,535

Upfront premium received		—			Unrealized appreciation		821,984

Upfront premium (paid)		(2,018,995)			Unrealized (depreciation)		(285,618)

	Total	$(2,018,995)				Total	$536,366
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 38 Index	B+/P	$23,518	$5,599,440	$117,644	6/20/27	500 bp — Quarterly	$150,496

	Total		$23,518					$150,496
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $177,642,726.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$22,638,559	$17,304,982	$19,875,332	$174,090	$20,068,209

	Total Short-term investments	$22,638,559	$17,304,982	$19,875,332	$174,090	$20,068,209
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $424,099.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,114,547.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $329,208.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,226,926.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $11,679,479 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,435,251 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,114,547 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$11,293	$—

Total common stocks	—	11,293	—
Asset-backed securities	—	1,128,859	—
Convertible bonds and notes	—	6,694,093	—
Corporate bonds and notes	—	32,403,856	—
Foreign government and agency bonds and notes	—	14,092,151	—
Mortgage-backed securities	—	69,684,929	—
Purchased options outstanding	—	281,360	—
Senior loans	—	3,903,750	—
U.S. government and agency mortgage obligations	—	107,826,929	—
U.S. treasury obligations	—	1,533,780	—
Warrants	—	—	—
Short-term investments	2,978,000	45,299,520	—

Totals by level	$2,978,000	$282,860,520	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(163,034)	$—
Futures contracts	(98,299)	—	—
Written options outstanding	—	(446,240)	—
Forward premium swap option contracts	—	3,895,943	—
TBA sale commitments	—	(31,585,469)	—
Interest rate swap contracts	—	8,700,969	—
Total return swap contracts	—	(159,510)	—
Credit default contracts	—	(148,479)	—

Totals by level	$(98,299)	$(19,905,820)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$36,300,000
Purchased swap option contracts (contract amount)	$576,400,000
Written TBA commitment option contracts (contract amount)	$36,300,000
Written swap option contracts (contract amount)	$273,700,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$18,400,000
Centrally cleared interest rate swap contracts (notional)	$1,548,500,000
OTC total return swap contracts (notional)	$2,100,000
OTC credit default contracts (notional)	$23,400,000
Centrally cleared credit default contracts (notional)	$5,200,000
Warrants (number of warrants)	30
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com